4 SEGMENTED INFORMATION: Schedule of geographically segmented revenue (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of geographically segmented revenue

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015

United States	$ 10,915,948	$ 9,134,602	$ 10,129,362
Ireland	838,422	855,846	1,110,136
International	1,124,649	1,233,279	650,733
Total	$ 12,879,019	$ 11,223,727	$ 11,890,231